INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME/(LOSS) BEFORE INCOME TAX

The United States and foreign components of loss before income taxes were comprised of the following:

	For the years ended December 31,
	2022	2021
Tax jurisdictions from:
Local – United States	$(736,946)	$(706,659)
Foreign – Malaysia	(864,794)	(1,064,314)
Foreign – Hong Kong	(68,394)	(616,640)

Loss before income tax	$(1,670,134)	$(2,387,613)

SCHEDULE OF PROVISION FOR INCOME TAX

The benefit of (provision for) income taxes consisted of the following:

	For the years ended December 31,
	2022	2021
Current:
- Local	$-	$(22,205)
- Foreign	(10,962)	(104,735)

Deferred:
- Local	-	-
- Foreign	15,017	(10,127)

Benefit of (Provision for) income taxes	$4,055	$(137,067)

SCHEDULE OF EFFECTIVE INCOME TAX RATE

The following table reconciles the local (United States) statutory rates to the Company’s effective tax rate for the periods indicated below:

	For the years ended December 31,
	2022		2021
U.S. statutory rate	21.0%		21.0%
Valuation allowance	(22.9)%		(17.0)%
Differential tax rate in Malaysia	1.0%		3.0%
Permanent difference	1.2	%(1)	(12.7	)%(2)
Effective tax rate	0.3%		(5.7)%

(1)	The amount comprised:

	-	1.2% being expenses incurred in AATP LB, ASL, SEA and WATP that are not deductible in the Malaysia tax return.

(2)	The amount comprised:

	-	6.2% being income derived in AATP HK that were not taxable in the Malaysia tax returns; and
	-	6.5% being expenses incurred in AATP LB, ASL, SEA, WATP, and DSY Wellness that are not deductible in the Malaysia tax return.

SCHEDULE OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	As of December 31,
	2022	2021
Deferred tax assets:
Net operating loss carry forwards in U.S.	$284,959	$153,061
Net operating loss carry forwards in Malaysia	408,226	227,106
Less: valuation allowance	(693,185)	(380,167)
Deferred tax liabilities:
Depreciation	-	(15,574)
Deferred tax liabilities, net	$-	$(15,574)